Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Equity Awards

The GCN Committee has the discretion to grant equity awards and made grants of plan-based equity awards to the NEOs in 2025. Generally equity incentive awards are granted on a regular annual schedule. This timing allows the awards to be aligned with long-range benchmarking, annual performance reviews, and annual bonus determinations. The Company does not time the release of material, non-public information (“MNPI”) based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take MNPI into account when determining the timing and terms of such awards. We do not schedule our equity grants in anticipation of the release of MNPI. The Company did not grant any option awards in 2025 during the window starting four business days before and ending one business day after the filing of the Form 10-K, any Form 10-Q, or any Form 8-K that discloses MNPI.

Award Timing Method	The GCN Committee has the discretion to grant equity awards and made grants of plan-based equity awards to the NEOs in 2025. Generally equity incentive awards are granted on a regular annual schedule. This timing allows the awards to be aligned with long-range benchmarking, annual performance reviews, and annual bonus determinations. The Company does not time the release of material, non-public information (“MNPI”) based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take MNPI into account when determining the timing and terms of such awards. We do not schedule our equity grants in anticipation of the release of MNPI. The Company did not grant any option awards in 2025 during the window starting four business days before and ending one business day after the filing of the Form 10-K, any Form 10-Q, or any Form 8-K that discloses MNPI.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false